Lease Commitment and Total Rental Expense (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Future Minimum Rental Payments Due under Leases

The Company has operating leases under non-cancellable operating lease agreements for banking facilities and equipment. Future minimum rental payments due under the leases are as follows:

Years Ending December 31,	Amounts
2016	$285,808
2017	66,925
2018	26,721
2019	19,622
2020	19,306

$418,382